COMPANYS OPERATIONS - Share exchange ratio (Details) R$ / shares in Units, R$ in Thousands			1 Months Ended	12 Months Ended
	Jan. 02, 2019 BRL (R$) EquityInstruments R$ / shares shares	Jan. 01, 2019 R$ / shares shares	Jan. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Jan. 10, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Company Operations
Share capital increase | R$				R$ 3,027,528
Capital reserves | R$				R$ 6,416,864		R$ 674,221
Eucalipto Holding S.A.
Company Operations
Number of shares issuable for each common share | shares		0.4611
Final number of shares issuable for each common share | shares	0.4613
Suzano Holding S.A.
Company Operations
Number of shares issued by ex-treasury resulting from vesting of option plans initially | shares		1,091,984,141
Number of shares issued by ex-treasury resulting from vesting of option plans finally | shares	1,093,784,141
Number of shares issued as a result of merger | EquityInstruments	255,437,439
Market value per share | R$ / shares	R$ 36.95
Consideration in the form of equity shares | R$	R$ 9,438,413
Share capital increase | R$	3,027,528		R$ 3,027,528
Capital reserves | R$	R$ 6,410,885
Capital gain per share | R$ / shares		R$ 15.38
Capital gain per share calculated final | R$ / shares	R$ 15.39
Fibria
Company Operations
Number of shares issued by ex-treasury resulting from vesting of option plans initially | shares		553,080,611
Number of shares issued by ex-treasury resulting from vesting of option plans finally | shares	553,733,881
Consideration in the form of equity shares | R$					R$ 9,438,413